HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                 (252) 972-9922

                                February 2, 2004


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE:      Hillman Capital  Management  Investment  Trust (the "Trust") (File Nos.
         333-44568 and 811-10085); on behalf of the Trust's The Hillman Aggressive Equity Fund and The Hillman Total Return Fund (collectively, the "Funds"), each a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A, which was filed electronically on January 28, 2004.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,
Hillman Capital Management Investment Trust

/s/ C. Frank Watson III
C. Frank Watson III
Secretary



CC:   Peter J. Shea, Esq.
      Parker, Poe, Adams and Bernstein L.L.P.
      Three Wachovia Center
      401 South Tryon Street, Suite 3000
      Charlotte, NC  28202